Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1: Organization

Description of Business

P3 Health Partners Inc. (“P3”), f/k/a Foresight Acquisition Corp., is a patient-centered and physician-led population health management company and, for accounting purposes, the successor to P3 Health Group Holdings, LLC and its subsidiaries (collectively, “P3 LLC,” and together with P3, the “Company”).

P3 LLC was founded on April 12, 2017 and began commercial operations on April 20, 2017 to provide population health management services on an at-risk basis to insurance plans offering medical coverage to Medicare beneficiaries under Medicare Advantage programs. Medicare Advantage programs are insurance products created solely for Medicare beneficiaries. Insurance plans contract directly with the Centers for Medicare and Medicaid Services (“CMS”) to offer Medicare beneficiaries benefits that replace traditional Medicare Fee for Service (“FFS”) coverage.

On December 3, 2021, (the “Closing Date”), P3 and P3 LLC consummated a series of business combinations pursuant to which, among other things, P3 LLC merged with and into FAC Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Merger Sub”) (the “P3 Merger”), with Merger Sub as the surviving company, which was renamed P3 LLC, and FAC-A Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of P3, FAC-B Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of the P3 (together with FAC-A Merger Sub Corp., the “Merger Corps”) merged with and into CPF P3 Blocker-A, LLC, a Delaware limited liability company, CPF P3 Blocker-B, LLC a Delaware limited liability company (together with CPF P3 Blocker-A, LLC, the “Blockers”), with the Blockers as the surviving entities and wholly owned subsidiaries of P3 (collectively, the “Business Combinations”). Upon completion of the Business Combinations (the “Closing”), the Company was organized in an “Up-C” structure in which P3 directly owned approximately 17.1% of the common units of P3 LLC (“Common Units”) and became the sole manager of P3 LLC. Following the Closing, substantially all of the Company’s assets are held and operations are conducted by P3 LLC, and P3’s only assets are equity interests in P3 LLC.

The Company’s contracts with health plans are based on an at-risk shared savings model. Under this model, the Company is financially responsible for the cost of all contractually covered services provided to members assigned to the Company by health plans in exchange for a fixed monthly “capitation” payment, which is generally a percentage of the payment health plans receive from CMS. Under this arrangement, Medicare beneficiaries generally receive all their healthcare coverage through the Company’s network of employed and affiliated physicians and specialists (except for emergency situations).

The services provided to health plans’ members vary by contract. These may include utilization management, care management, disease education, and maintenance of a quality improvement and quality management program for members assigned to the Company. The Company is also responsible for the credentialing of its providers, processing and payment of claims, and the establishment of a provider network for certain health plans.

In addition to the Company’s contracts with health plans, the Company provides primary healthcare services through its employed physician clinic locations. These primary care clinics are reimbursed for services provided under FFS contracts with various payers and through capitated – per member, per month (“PMPM”) arrangements.

Note 1: Organization

P3 Health Partners Inc. (“P3”), f/k/a Foresight Acquisition Corp., is a patient-centered and physician-led population health management company and, for accounting purposes, the successor to P3 Health Group Holdings, LLC and its subsidiaries (collectively, “P3 LLC,” and together with P3, the “Company”).

P3 LLC was founded on April 12, 2017 and began commercial operations on April 20, 2017 to provide population health management services on an at-risk basis to insurance plans offering medical coverage to Medicare beneficiaries under Medicare Advantage programs. Medicare Advantage programs are insurance products created solely for Medicare beneficiaries. Insurance plans contract directly with the Centers for Medicare and Medicaid Services (“CMS”) to offer Medicare beneficiaries benefits that replace traditional Medicare fee-for-service (“FFS”) coverage.

On December 3, 2021, (the “Closing Date”), P3 and P3 LLC consummated a series of business combinations pursuant to which, among other things, P3 LLC merged with and into FAC Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Merger Sub”) (the “P3 Merger”), with Merger Sub as the surviving company, which was renamed P3 LLC, and FAC-A Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of P3, FAC-B Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of the P3 (together with FAC-A Merger Sub Corp., the “Merger Corps”) merged with and into CPF P3 Blocker-A, LLC, a Delaware limited liability company, CPF P3 Blocker-B, LLC a Delaware limited liability company (together with CPF P3 Blocker-A, LLC, the “Blockers”), with the Blockers as the surviving entities and wholly owned subsidiaries of P3 (collectively, the “Business Combinations”). Upon completion of the Business Combinations (the “Closing”), the Company was organized in an “Up-C” structure in which P3 directly owned approximately 17.1% of the common units of P3 LLC (“Common Units”) and became the sole manager of P3 LLC. Following the Closing, substantially all of the Company’s assets are held and operations are conducted by P3 LLC, and P3’s only assets are equity interests in P3 LLC.

Upon closing of the Business Combinations:

●	8.7 million shares of Class A common stock were issued as part of the purchase consideration;
●	3.7 million shares of Class A common stock (after redemptions) were no longer subject to redemption;
●	8.8 million shares of Class A common stock held by the founder holders remained outstanding; and
●	20.4 million shares of Class A common stock were issued in a private placement pursuant to subscription agreements entered into effective as of March 25, 2021 (the “PIPE Investment”).

The Company’s contracts with health plans are based on an at-risk shared savings model. Under this model, the Company is financially responsible for the cost of all contractually-covered services provided to members assigned to the Company by health plans in exchange for a fixed monthly “capitation” payment, which is generally a percentage of the payment health plans receive from CMS. Under this arrangement, Medicare beneficiaries generally receive all their healthcare coverage through the Company’s network of employed and affiliated physicians and specialists.

The services provided to health plans’ members vary by contract. These may include utilization management, care management, disease education, and maintenance of a quality improvement and quality management program for members assigned to the Company. The Company is also responsible for the credentialing of its providers, processing and payment of claims, and the establishment of a provider network for certain health plans.

In addition to the Company’s contracts with health plans, the Company provides primary healthcare services through its employed physician clinic locations. These primary care clinics are reimbursed for services provided under FFS contracts with various payers and through capitated – per member, per month (“PMPM”) arrangements.